Summary of changes in the discount rate (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Actuarial assumption of discount rates [member] | Pension Benefits [member] | Increase In Basis Points [member]
IfrsStatementLineItems [Line Items]
Pension Obligation	$ (1,341)
Current Service cost and interest cost	(20)
Actuarial assumption of discount rates [member] | Pension Benefits [member] | Decrease In Basis Points [member]
IfrsStatementLineItems [Line Items]
Pension Obligation	1,704
Current Service cost and interest cost	27
Actuarial assumption of discount rates [member] | Medical Benefits [member] | Increase In Basis Points [member]
IfrsStatementLineItems [Line Items]
Pension Obligation	(480)
Current Service cost and interest cost	(31)
Actuarial assumption of discount rates [member] | Medical Benefits [member] | Decrease In Basis Points [member]
IfrsStatementLineItems [Line Items]
Pension Obligation	593
Current Service cost and interest cost	37
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [member] | Increase In Basis Points [member]
IfrsStatementLineItems [Line Items]
Pension Obligation	628
Current Service cost and interest cost	96
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [member] | Decrease In Basis Points [member]
IfrsStatementLineItems [Line Items]
Pension Obligation	(511)
Current Service cost and interest cost	$ (77)